FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
Schedule of fair value assets and liabilities

	Level	August 1, 2025
Liability:
Fair value of over-allotment liability	3	$1,290,375
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to possible redemption allocation	3	$8,061,250

	Level	December 31, 2025
Asset:
Cash held in trust	1	$284,776,628

Schedule of initial measurement

August 1, 2025
Risk-free interest rate	4.31%
Expected term (years)	0.12
Expected volatility	22.7%
Exercise price	$10.00
Fair value of over-allotment option	$0.3441

Schedule of market assumptions

August 1, 2025
Estimated share price	$9.68
Exercise price	$11.50
Term (years)	2.75
Annual risk-free rate (term-matched)	3.75%
Expected warrant implied volatility based on warrants from comparable SPAC securities	14.44%

D Boral A R C Acquisitions I Corp [Member]
Schedule of fair value assets and liabilities

	Level	December 31, 2025	June 30, 2026
Asset:
Cash held in trust	1	$284,776,628	$289,883,138